Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 67,721	$ 90,548
Short-term investments	8,200	0
Amounts receivable	6,282	11,700
Other assets	1,842	2,546
Total current assets	84,045	104,794
Non-current assets
Investments in associates	115,651	319,763
Other investments	93,025	73,504
Royalty, stream and other interests	1,553,111	1,378,253
Goodwill	111,204	111,204
Other assets	8,951	8,783
Total assets	1,965,987	1,996,301
Current liabilities
Accounts payable and accrued liabilities	8,209	6,825
Dividends payable	11,121	10,121
Lease liabilities	1,122	921
Total current liabilities	20,452	17,867
Non-current liabilities
Lease liabilities	6,879	6,701
Long-term debt	191,879	147,950
Deferred income taxes	96,279	86,572
Total liabilities	315,489	259,090
Equity
Share capital	2,097,691	2,076,070
Contributed surplus	79,446	77,295
Accumulated other comprehensive income	28,058	47,435
Deficit	(554,697)	(463,589)
Total equity	1,650,498	1,737,211
Total Liabilities and Equity	$ 1,965,987	$ 1,996,301